Note 4 - Inventory: Schedule of Inventory, Current (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Inventory, Current
	September 30, 2014	December 31, 2013

Raw materials	$173,688	$226,680
Finished goods	340,504	182,179
Inventory allowance	—	(18,732)
Total (Inventory, net of inventory allowance)	$514,192	$390,127